Long-term Borrowings, current and non-current (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Borrowings, current and non-current
Summary of total long-term borrowings

	December 31,	December 31,
	2021	2020
Current portion of long-term borrowings	$10	$22
Long-term borrowings, excluding current portion	756	183
Total long-term borrowings	$766	$205

Summary of maturities of the long-term borrowings

USD
For the year ending December 31,
2022	$10
2023	13
2024	13
2025	4
2026	589
Thereafter	137
$766